UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 2.7%
Delphi Debtor-in-Possession Holding Co. LLP (a):
Class B Membership Interests	103,994	$2,113,062
Class B Membership Interests	242,654	4,804,056
		6,917,118
Capital Markets — 0.3%
E*Trade Financial Corp. (a)	74,600	684,828
Communications Equipment — 0.3%
Loral Space & Communications Ltd. (a)	12,778	794,153
Computers & Peripherals — 0.1%
Apple, Inc. (a)	910	347,802
Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.	186,717,876	2,108,045
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	70,784	425
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,099	2,747
Travelport Worldwide Ltd.	76,940	38,470
		41,217
Media — 1.5%
Belo Corp., Class A	47,382	277,185
Charter Communications, Inc. (a)	63,805	3,373,370
Clear Channel Outdoor Holdings, Inc., Class A (a)	9,964	112,693
		3,763,248
Metals & Mining — 0.1%
African Minerals Ltd. (a)	47,050	331,423
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.	122,117	122,123
Ainsworth Lumber Co. Ltd. (b)	140,415	140,422
Western Forest Products, Inc. (a)	158,023	114,650
Western Forest Products, Inc. (a)(b)	45,762	33,201
		410,396
Professional Services — 0.0%
Pendrell Corp. (a)	3,500	9,555
Semiconductors & Semiconductor Equipment — 0.2%
Spansion, Inc., Class A (a)	64,237	561,432
SunPower Corp., Class B	271	2,119
		563,551
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)	501	3

Common Stocks	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (a)	89,669	$134,503
		134,506
Total Common Stocks – 6.3%		16,106,267

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	230	225,400
7.13%, 3/15/21		330	323,400
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		756	761,670
			1,310,470
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		658	674,488
Series 2, 12.38%, 10/08/15		665	681,599
			1,356,087
Airlines — 2.8%
Air Canada, 9.25%, 8/01/15 (b)		770	700,700
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		380	364,800
American Airlines, Inc.:
10.50%, 10/15/12 (a)(c)		850	758,625
Series 2011-1-B, 7.00%, 1/31/18 (b)		407	313,616
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		630	612,675
Series 1997-4-B, 6.90%, 1/02/17 (d)		396	388,623
Series 2010-1-B, 6.00%, 1/12/19		500	460,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		500	455,000
Series B, 9.75%, 12/17/16		250	265,497
US Airways Pass-Through Trust, 10.88%, 10/22/14		690	676,200
United Air Lines, Inc., 12.75%, 7/15/12		2,062	2,144,863
			7,140,599

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)	USD	204	$214,200
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		210	191,100
Dana Holding Corp., 6.75%, 2/15/21		450	451,687
Delphi Corp., 6.13%, 5/15/21 (b)		170	171,275
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(e)(f)		255	239,700
8.00%, 1/15/18		3,035	3,095,700
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		40	38,000
Titan International, Inc., 7.88%, 10/01/17		465	483,019
			4,884,681
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		264	282,480
Crown European Holdings SA:
7.13%, 8/15/18	EUR	238	319,801
7.13%, 8/15/18 (b)		302	405,797
			1,008,078
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	273	276,404
Building Products — 0.8%
Building Materials Corp. of America (b):
7.00%, 2/15/20		440	455,400
6.75%, 5/01/21		1,260	1,253,700
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		475	339,625
9.00%, 1/15/21		145	103,313
			2,152,038
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (g)		510	512,448
E*Trade Financial Corp.:
12.50%, 11/30/17 (h)		1,070	1,209,100
3.39%, 8/31/19 (b)(f)(i)		244	216,550
Series A, 3.64%, 8/31/19 (f)(i)		7	6,212
KKR Group Finance Co., 6.38%, 9/29/20 (b)		650	667,774
			2,612,084
Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15		880	852,500
Ashland, Inc., 9.13%, 6/01/17		430	477,300
Celanese US Holdings LLC, 5.88%, 6/15/21		1,785	1,816,237
Chemtura Corp., 7.88%, 9/01/18		375	383,437
Hexion US Finance Corp., 9.00%, 11/15/20		310	243,350

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	280	$376,236
8.63%, 3/15/21	USD	170	172,550
Ineos Finance Plc, 9.00%, 5/15/15 (b)		165	166,238
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	380	449,333
KRATON Polymers LLC, 6.75%, 3/01/19	USD	125	115,625
Lyondell Chemical Co., 11.00%, 5/01/18		1,638	1,765,246
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		165	168,300
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		185	180,838
PolyOne Corp., 7.38%, 9/15/20		215	219,300
Solutia, Inc., 7.88%, 3/15/20		620	660,300
TPC Group LLC, 8.25%, 10/01/17		335	334,162
			8,380,952
Commercial Banks — 2.4%
CIT Group, Inc.:
7.00%, 5/01/15		450	450,000
7.00%, 5/02/16 (b)		3,026	2,988,175
7.00%, 5/01/17		1,400	1,386,079
7.00%, 5/02/17 (b)		1,230	1,211,550
			6,035,804
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15		755	836,162
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		114	113,904
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		540	500,456
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		70	62,300
Casella Waste Systems, Inc., 7.75%, 2/15/19		650	632,125
Clean Harbors, Inc., 7.63%, 8/15/16		380	400,900
Iron Mountain, Inc., 7.75%, 10/01/19		420	433,650
Mobile Mini, Inc., 7.88%, 12/01/20		365	365,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		585	639,112
8.25%, 2/01/21		875	831,250
WCA Waste Corp., 7.50%, 6/15/19 (b)		330	318,450
West Corp., 8.63%, 10/01/18		135	134,663
			5,267,972
Communications Equipment — 0.3%
Avaya, Inc., 9.75%, 11/01/15		520	406,900
EH Holding Corp., 6.50%, 6/15/19 (b)		380	371,450
			778,350

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	100	$127,651
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	USD	200	198,000
			325,651
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	254	307,170
Consumer Finance — 1.7%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	595	608,387
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (e)		215	215,323
7.80%, 6/01/12		200	206,037
7.00%, 4/15/15		2,030	2,185,273
12.00%, 5/15/15		730	888,417
6.63%, 8/15/17		139	149,108
Springleaf Finance Corp., 6.90%, 12/15/17		325	218,563
			4,471,108
Containers & Packaging — 1.2%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	375	484,992
Berry Plastics Corp., 8.25%, 11/15/15	USD	115	121,900
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	267	294,190
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	375	399,375
OI European Group BV, 6.88%, 3/31/17	EUR	155	205,149
Pregis Corp., 12.38%, 10/15/13	USD	360	334,800
Rock-Tenn Co., 9.25%, 3/15/16		55	58,300
Sealed Air Corp., 8.38%, 9/15/21 (b)		255	272,212
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	445	609,905
7.75%, 11/15/19		315	427,498
			3,208,321
Diversified Consumer Services — 1.3%
Service Corp. International, 7.00%, 6/15/17	USD	3,000	3,210,000
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
7.50%, 12/31/13		280	283,150
8.30%, 2/12/15		540	546,750
6.25%, 12/01/17		660	606,465
8.00%, 3/15/20		440	433,950
7.50%, 9/15/20		670	647,387
8.00%, 11/01/31		1,330	1,263,500
8.00%, 11/01/31		780	718,890
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		450	460,125
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	102	111,016
9.88%, 4/30/18	GBP	145	184,267

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
DPL, Inc., 7.25%, 10/15/21 (b)	USD	795	$836,737
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,000	1,289,952
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	300	298,995
Lehman Brothers Holdings, Inc. (c):
5.38%, 10/17/12	EUR	150	50,389
5.75%, 5/17/13	USD	620	159,650
4.75%, 1/16/14	EUR	760	255,303
1.00%, 2/05/14		1,600	532,105
8.80%, 3/01/15	USD	175	45,063
Leucadia National Corp., 8.13%, 9/15/15		825	870,375
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (b)		418	431,585
8.75%, 10/15/16 (b)	EUR	345	454,305
8.75%, 10/15/16		566	745,323
7.13%, 4/15/19 (b)	USD	245	239,488
7.88%, 8/15/19 (b)		1,095	1,100,475
8.25%, 2/15/21 (b)		420	357,000
WMG Acquisition Corp. (b):
9.50%, 6/15/16		120	126,000
11.50%, 10/01/18		585	576,225
			13,624,470
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	840,938
GCI, Inc., 6.75%, 6/01/21		288	275,760
ITC Deltacom, Inc., 10.50%, 4/01/16		280	288,750
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		2,655	2,508,975
Level 3 Financing, Inc.:
9.25%, 11/01/14		84	85,575
8.75%, 2/15/17		425	422,875
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,300	1,308,125
8.00%, 10/01/15		720	768,600
Series B, 7.50%, 2/15/14		1,660	1,670,375
Qwest Corp., 7.63%, 6/15/15		525	572,250
Windstream Corp.:
8.13%, 8/01/13		460	486,450
7.88%, 11/01/17		393	410,685
			9,639,358
Electric Utilities — 0.6%
Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,350	1,541,895
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
11.00%, 10/12/15	USD	11	11,000
11.50%, 10/12/15 (h)		660	660,000
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	114	148,050
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	235	266,725
			1,085,775

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	USD	165	$165,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		395	381,175
Compagnie Generale de Geophysique - Veritas, 7.75%, 5/15/17		250	248,750
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		350	332,500
Forbes Energy Services Ltd., 9.00%, 6/15/19		365	339,450
Frac Tech Services LLC, 7.63%, 11/15/18 (b)		1,755	1,768,162
Key Energy Services, Inc., 6.75%, 3/01/21		450	444,938
MEG Energy Corp., 6.50%, 3/15/21 (b)		905	909,525
Oil States International, Inc., 6.50%, 6/01/19		320	321,600
Peabody Energy Corp., 6.25%, 11/15/21 (b)		2,630	2,649,725
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		220	215,600
Transocean, Inc., 6.38%, 12/15/21		755	754,592
			8,531,017
Food Products — 0.1%
Darling International, Inc., 8.50%, 12/15/18		240	264,000
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		2,320	2,186,600
7.75%, 4/15/18		100	80,250
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		107	95,497
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		540	600,750
Teleflex, Inc., 6.88%, 6/01/19		295	298,319
			3,261,416
Health Care Providers & Services — 5.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		415	392,175
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	494	627,279
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	364	519,683
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	208	215,800
HCA, Inc.:
8.50%, 4/15/19		135	145,800
6.50%, 2/15/20		1,995	1,985,025
7.88%, 2/15/20		95	99,988
7.25%, 9/15/20		2,600	2,671,500
7.50%, 2/15/22		770	758,450

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Health Management Associates, Inc., 7.38%, 1/15/20 (b)	USD	400	$402,500
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		755	628,537
INC Research LLC, 11.50%, 7/15/19 (b)		410	369,000
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		435	412,162
Omnicare, Inc., 7.75%, 6/01/20		1,005	1,059,019
Symbion, Inc., 8.00%, 6/15/16 (b)		345	319,125
Tenet Healthcare Corp.:
10.00%, 5/01/18		779	876,375
6.25%, 11/01/18 (b)		330	325,050
8.88%, 7/01/19		2,279	2,484,110
			14,291,578
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,405	2,681,575
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		130	135,200
Diamond Resorts Corp., 12.00%, 8/15/18		1,190	1,127,525
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		140	123,550
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	324	349,473
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	300	249,000
MGM Mirage, 13.00%, 11/15/13		110	126,775
MGM Resorts International:
10.38%, 5/15/14		255	285,600
11.13%, 11/15/17		1,000	1,118,750
Travelport LLC:
4.95%, 9/01/14 (e)		180	89,100
9.88%, 9/01/14		40	24,200
9.00%, 3/01/16		120	68,550
6.53%, 12/01/16 (b)(h)		404	296,574
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(c)		305	30
			3,994,327
Household Durables — 2.0%
American Standard Americas, 10.75%, 1/15/16 (b)		270	178,200
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(j)		880	602,800
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,345	1,398,800
Jarden Corp., 7.50%, 1/15/20	EUR	305	397,534
Ryland Group, Inc., 6.63%, 5/01/20	USD	440	388,300
Standard Pacific Corp.:
10.75%, 9/15/16		1,390	1,417,800
8.38%, 1/15/21		290	267,525

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
United Rentals North America, Inc., 8.38%, 9/15/20	USD	435	$428,475
			5,079,434
Household Products — 0.3%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	150	179,384
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	USD	590	641,625
			821,009
Independent Power Producers & Energy Traders — 2.8%
AES Corp., 7.38%, 7/01/21 (b)		655	682,837
Calpine Corp. (b):
7.25%, 10/15/17		210	214,200
7.50%, 2/15/21		200	204,000
7.88%, 1/15/23		645	665,963
Energy Future Holdings Corp., 10.00%, 1/15/20		3,395	3,479,875
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		454	467,620
NRG Energy, Inc., 7.63%, 1/15/18		1,605	1,580,925
			7,295,420
Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		2,340	2,474,550
13.50%, 12/01/15		3,954	4,220,907
			6,695,457
Insurance — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,742,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		367	385,350
Genworth Financial, Inc., 7.63%, 9/24/21		430	390,050
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		260	228,800
USI Holdings Corp., 4.33%, 11/15/14 (b)(e)		680	615,400
			3,362,100
IT Services — 1.6%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		570	528,675
First Data Corp. (b):
7.38%, 6/15/19		1,130	1,062,200
8.88%, 8/15/20		535	535,000
8.25%, 1/15/21		460	397,900
12.63%, 1/15/21		724	597,300
SunGard Data Systems, Inc.:
7.38%, 11/15/18		440	433,400
7.63%, 11/15/20		600	594,000
			4,148,475
Machinery — 0.6%
AGY Holding Corp., 11.00%, 11/15/14		980	617,400

Corporate Bonds	Par (000)		Value
Machinery (concluded)
Navistar International Corp.:
3.00%, 10/15/14 (f)	USD	520	$554,450
8.25%, 11/01/21		126	131,355
SPX Corp., 6.88%, 9/01/17		175	183,750
			1,486,955
Media — 14.2%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		225	237,938
Affinion Group, Inc., 7.88%, 12/15/18 (b)		815	678,487
CCH II LLC, 13.50%, 11/30/16		3,253	3,748,736
CCO Holdings LLC:
7.25%, 10/30/17		50	51,063
7.88%, 4/30/18		110	113,988
6.50%, 4/30/21		538	518,497
CSC Holdings, Inc., 8.50%, 4/15/14		390	432,413
CCO Holdings LLC, 7.38%, 6/01/20 (k)		270	270,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		255	184,875
Checkout Holding Corp., 7.57%, 11/15/15 (b)(i)		670	331,650
Cinemark USA, Inc., 8.63%, 6/15/19		220	236,500
Clear Channel Communications, Inc., 9.00%, 3/01/21		810	668,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,495	1,566,012
Series B, 9.25%, 12/15/17 (d)		5,700	5,999,250
Cox Enterprises, Inc. (b):
Loan Close 2, 12.00%, 8/15/18		661	675,918
Loan Close 3, 12.00%, 8/15/18		756	772,769
Shares Loan, 12.00%, 8/15/18		780	796,994
DISH DBS Corp.:
7.00%, 10/01/13		90	94,275
6.75%, 6/01/21		550	536,250
Gray Television, Inc., 10.50%, 6/29/15		935	869,550
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)		350	236,250
9.50%, 5/15/15		315	233,100
Intelsat Luxemburg SA:
11.25%, 6/15/16		1,650	1,716,000
11.50%, 2/04/17 (b)(h)		570	522,975
11.50%, 2/04/17 (h)		1,040	954,200
Interactive Data Corp., 10.25%, 8/01/18 (b)		930	995,100
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		340	389,725
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	673	886,224

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	345	$466,518
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	735	700,087
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	320	417,084
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	620	646,350
Nielsen Finance LLC:
11.63%, 2/01/14		117	133,380
7.75%, 10/15/18		2,145	2,268,337
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	207	297,158
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	500	400,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)		850	425
UPC Holding BV, 9.88%, 4/15/18 (b)		500	515,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	822	994,069
Unitymedia GmbH:
9.63%, 12/01/19		168	230,821
9.63%, 12/01/19 (b)		570	783,142
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17	USD	655	676,287
8.13%, 12/01/17	EUR	441	607,386
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	618	1,013,212
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	388	507,018
Ziggo Finance BV, 6.13%, 11/15/17 (b)		732	958,998
			36,332,261
Metals & Mining — 3.4%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	USD	80	73,400
Goldcorp, Inc., 2.00%, 8/01/14 (f)		1,060	1,432,325
New World Resources NV, 7.88%, 5/01/18	EUR	655	809,713
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	1,475	2,295,469
Novelis, Inc., 8.75%, 12/15/20		3,315	3,497,325
Taseko Mines Ltd., 7.75%, 4/15/19		420	380,100
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		270	217,350
			8,705,682
Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (h)		4,351	4,807,855

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc., 6.25%, 6/01/21	USD	465	$444,075
Arch Coal, Inc.:
7.25%, 10/01/20		335	328,300
7.25%, 6/15/21 (b)		860	834,200
Berry Petroleum Co., 8.25%, 11/01/16		510	525,300
Bill Barrett Corp., 9.88%, 7/15/16		25	27,375
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		130	129,025
Chesapeake Energy Corp.:
6.63%, 8/15/20		376	389,160
6.13%, 2/15/21		550	551,375
2.25%, 12/15/38 (f)		800	678,000
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		470	463,537
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		266	283,290
Concho Resources, Inc., 7.00%, 1/15/21		410	426,400
Consol Energy, Inc., 8.25%, 4/01/20		1,965	2,112,375
Continental Resources, Inc., 7.13%, 4/01/21		370	399,600
Copano Energy LLC, 7.13%, 4/01/21		335	335,000
Crosstex Energy LP, 8.88%, 2/15/18		180	191,700
Crown Oil Partners IV LP, 15.00%, 11/22/14		583	583,333
Denbury Resources, Inc.:
8.25%, 2/15/20		672	729,960
6.38%, 8/15/21		350	357,000
EV Energy Partners LP, 8.00%, 4/15/19		150	148,500
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		395	404,875
7.75%, 6/15/19		900	864,000
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		745	767,350
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		325	329,875
Linn Energy LLC:
6.50%, 5/15/19 (b)		170	161,500
8.63%, 4/15/20		1,100	1,149,500
7.75%, 2/01/21		430	430,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		135	138,881
Niska Gas Storage US LLC, 8.88%, 3/15/18		1,285	1,252,875
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		4,270	4,056,500
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		330	336,600
6.50%, 11/01/21		290	282,025
Petrohawk Energy Corp.:
10.50%, 8/01/14		370	412,088
7.88%, 6/01/15		460	489,900

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp. (concluded):
7.25%, 8/15/18	USD	320	$358,400
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		575	572,125
Pioneer Natural Resources Co.:
6.88%, 5/01/18		460	515,572
7.50%, 1/15/20		145	168,184
Plains Exploration & Production Co.:
6.63%, 5/01/21		800	808,000
6.75%, 2/01/22		660	673,200
Precision Drilling Corp., 6.50%, 12/15/21 (b)		295	295,000
Range Resources Corp.:
8.00%, 5/15/19		345	382,950
5.75%, 6/01/21		985	1,051,487
SM Energy Co., 6.63%, 2/15/19 (b)		130	131,300
SandRidge Energy, Inc., 7.50%, 3/15/21		915	837,225
			26,806,917
Paper & Forest Products — 2.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(h)		1,192	750,665
Boise Paper Holdings LLC:
9.00%, 11/01/17		125	134,375
8.00%, 4/01/20		165	173,662
Clearwater Paper Corp.:
10.63%, 6/15/16		390	432,900
7.13%, 11/01/18		585	605,475
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,600	1,758,499
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		345	346,725
NewPage Corp., 11.38%, 12/31/14 (a)(c)		2,070	1,443,825
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		140	120,400
Verso Paper Holdings LLC, 11.50%, 7/01/14		756	771,120
			6,537,646
Pharmaceuticals — 0.7%
Capsugel FinanceCo SCA:
9.88%, 8/01/19	EUR	100	134,370
9.88%, 8/01/19 (b)		200	268,740
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	185	189,625
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)(k)		420	422,100
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		855	827,212
			1,842,047

Corporate Bonds	Par (000)		Value
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20	USD	920	$928,050
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		1,405	1,306,650
The Rouse Co. LP, 6.75%, 11/09/15		520	520,000
			1,826,650
Real Estate Management & Development — 2.2%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		335	337,513
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,425	1,403,625
IVG Immobilien AG, 8.00%, 12/31/49 (e)	EUR	100	83,309
Realogy Corp.:
11.50%, 4/15/17	USD	490	373,625
12.00%, 4/15/17		100	75,000
7.88%, 2/15/19 (b)		2,510	2,158,600
Shea Homes LP, 8.63%, 5/15/19 (b)		1,250	1,143,750
			5,575,422
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		430	413,875
Florida East Coast Railway Corp., 8.13%, 2/01/17		410	408,462
Hertz Corp.:
7.50%, 10/15/18		645	646,612
6.75%, 4/15/19		110	106,700
7.38%, 1/15/21		495	490,050
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	188	252,616
8.50%, 7/31/15 (b)		1,325	1,780,402
			4,098,717
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17 (b)	USD	580	591,600
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		365	361,350
Hillman Group, Inc., 10.88%, 6/01/18		530	535,300
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	285	348,750
Limited Brands, Inc., 8.50%, 6/15/19	USD	785	906,675
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	400	489,497
QVC, Inc. (b):
7.13%, 4/15/17	USD	230	240,925
7.50%, 10/01/19		625	664,063
7.38%, 10/15/20		290	308,125
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)		300	306,750

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	370	$385,725
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		420	415,800
United Auto Group, Inc., 7.75%, 12/15/16		1,025	1,040,375
			6,003,335
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		431	409,450
Wireless Telecommunication Services — 4.2%
Cricket Communications, Inc., 7.75%, 5/15/16		110	109,725
Crown Castle International Corp., 7.13%, 11/01/19		210	225,225
Digicel Group Ltd. (b):
8.88%, 1/15/15		700	689,500
9.13%, 1/15/15		1,783	1,756,255
8.25%, 9/01/17		1,180	1,162,300
10.50%, 4/15/18		500	497,500
iPCS, Inc., 2.55%, 5/01/13 (e)		995	905,450
MetroPCS Wireless, Inc., 6.63%, 11/15/20		980	855,050
NII Capital Corp., 7.63%, 4/01/21		381	386,715
Sprint Capital Corp., 6.88%, 11/15/28		1,950	1,360,125
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		2,720	2,740,400
			10,688,245
Total Corporate Bonds – 99.7%			255,683,907

Floating Rate Loan Interests (e)
Airlines — 0.3%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		698	664,385
Building Products — 0.2%
Goodman Global Holdings, Inc., (Second Lien), 9.00%, 10/30/17		511	511,149
Capital Markets — 0.0%
Marsico Parent Co. LLC, Term Loan, 5.25% - 5.44%, 12/14/14		117	44,155
Chemicals — 0.3%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B, 3.51% - 3.68%, 7/30/14		290	271,595
Styron Sarl, LLC, Term Loan B, 6.00%, 8/02/17		491	422,221
			693,816
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		498	491,745

Floating Rate Loan Interests (e)	Par (000)		Value
Commercial Services & Supplies (concluded)
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16	USD	550	$550,550
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16		990	973,912
			2,016,207
Construction & Engineering — 0.8%
Safway Services, LLC, Mazzanine Loan, 15.63%, 12/16/17		2,000	2,000,000
Consumer Finance — 1.7%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		5,085	4,408,085
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14		9	8,119
Term Loan, 2.75% - 2.83%, 7/24/14		86	81,524
			89,643
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		850	822,375
Tranche A Term Loan, 2.65%, 3/13/14		500	469,375
			1,291,750
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.75%, 10/10/14		120	115,237
Energy Equipment & Services — 2.2%
Dynegy Holdings, Inc.:
Coal Company Term Loan, 9.25%, 8/04/16		1,996	1,992,760
Gas Company Term Loan, 9.25%, 8/04/16		3,654	3,680,046
			5,672,806
Food Products — 0.4%
Advance Pierre Foods, Inc., Term Loan, (Second Lien), 11.25%, 9/29/17		900	895,122
Health Care Providers & Services — 0.8%
Harden Healthcare, Inc.:
Term Loan A, 8.50%, 3/02/15		420	412,009
Tranche A Additional Term Loan, 7.75%, 3/02/15		443	434,584
Health Management Assosciates, New Term Loan B, 11/16/18		395	393,191
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Combined Term Loan, 6.50%, 8/04/16		799	780,599
			2,020,383

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32% - 3.42%, 1/28/15	USD	362	$308,659
Travelport LLC, (FKA Travelport, Inc.):
Extended Team Loan A, 6.00%, 9/28/12		183	91,138
Extended Team Loan B, 13.87%, 12/01/16		554	101,507
			501,304
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		3,134	2,040,532
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14		440	438,900
Media — 4.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,693	1,560,502
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		931	640,046
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		7,264	7,166,678
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,363,094
			10,730,320
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,814	1,804,498
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		600	602,250
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13		1,457	728,691
			1,330,941
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		993	944,116
Pharmaceutical Products Development:
Bridge Term Loan, 11/02/12		1,550	—
Term Loan B, 11/19/18		395	389,426
			1,333,542
Real Estate Investment Trusts (REITs) — 0.5%
Istar Financial, Inc., Term Loan A-1, 5.00%, 6/28/13		1,389	1,370,536

Floating Rate Loan Interests (e)	Par (000)		Value
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit Loan C, 4.44%, 10/10/16	USD	112	$99,397
Extended Term Loan B, 4.69%, 10/10/16		737	651,815
			751,212
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.18%, 5/29/14		113	96,907
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		1,873	1,868,388
PIK Term Loan B, 6.25%, 7/11/16		1,300	1,290,250
			3,158,638
Total Floating Rate Loan Interests – 17.2%			43,980,068

Other Interests (l)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow (a)		460	4,600
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificates		2,830	28
Consumer Finance — 0.6%
BLK CYE (Luxembourg) Investments, S.a.r.l. (Laricina Energy Ltd.) (a)(m)		35	1,487,289
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		575	6
Media — 0.0%
Adelphia Escrow (a)		750	8
Adelphia Recovery Trust (a)		941	94
			102
Total Other Interests – 0.6%			1,492,025

Preferred Securities

Capital Trusts	Par (000)
Insurances — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (e)		865	483,318
Total Capital Trusts – 0.2%			483,318

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Auto Components — 0.9%
Dana Holding Corp., 4.00% (a)(b)	19,800	$2,195,325
Diversified Financial Services — 0.9%
Ally Financial, Inc., 7.00% (b)	3,334	2,335,675
Media — 0.1%
TRA Global, Inc. (a)	286,652	352,582
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	8,994	113,325
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (a)	30,000	85,500
Freddie Mac, Series Z (a)	75,961	155,720
		241,220
Total Preferred Stocks – 2.0%		5,238,127

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	53,950	1,025,050
Total Trust Preferreds – 0.4%		1,025,050
Total Preferred Securities – 2.6%		6,746,495

Warrants (n)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/10/13) (b)	700	21,808
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	32,042	—
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	485	5
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	94,241	272,169
New Vision Holdings LLC (Expires 9/30/14)	22,447	224
		272,393
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	334	4

Warrants (n)	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (Expires 3/09/17)	11,225	—
		$4
Total Warrants – 0.1%		294,210
Total Long-Term Investments (Cost – $337,428,939) – 126.5%		324,302,972

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (o)(p)	175,453	175,453
Total Short-Term Securities (Cost – $175,453) – 0.1%		175,453

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	19	—

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a return based on return of Dow Jones CDX North America High Yield Index Series 16 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank Securities Inc.	$10,000	19,188
Total Options Purchased (Cost – $202,578) – 0.0%		19,188
Total Investments Before Options Written (Cost – $337,806,970*) – 126.6%		324,497,613

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International	USD	5,000	$(208,625)
Over-the-Counter Put Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank AG		10,000	(115,451)
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International		5,000	(148,738)
			(264,189)
Total Options Written (Premiums Received – $586,500) – (0.2)%			(472,814)
Total Investments, Net of Options Written - 126.4%			324,024,799
Liabilities in Excess of Other Assets – (26.4)%			(67,662,448)
Net Assets – 100.0%			$256,362,351

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$338,914,226
Gross unrealized appreciation	$10,373,014
Gross unrealized depreciation	(24,789,627)
Net unrealized depreciation	$(14,416,613)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Convertible security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America	$270,000	$—
JPMorgan Chase & Co.	$422,100	$2,100

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Wholly owned subsidiary.

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,845,167	(1,669,714)	175,453	$1,012

(p)	Represents the current yield as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
365	S&P 500 Index EMini	Chicago Mercantile	December 2011	$22,739,500	$(1,432,779)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	160,000	USD	250,695	Citibank NA	1/18/12	$224
USD	394,099	CAD	407,000	Deutsche Bank AG	1/18/12	(4,474)
USD	3,790,272	GBP	2,432,000	Citibank NA	1/18/12	(23,689)
EUR	439,000	USD	595,199	Citibank NA	1/25/12	(5,007)
EUR	838,000	USD	1,145,937	Deutsche Bank AG	1/25/12	(19,330)
USD	20,727,438	EUR	15,074,500	Citibank NA	1/25/12	461,267
USD	110,834	EUR	82,000	Deutsche Bank AG	1/25/12	593
USD	211,439	EUR	150,000	Royal Bank of Scotland	1/25/12	9,779
Total						$419,363

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$300	$23,287
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$675	4,171
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$150	2,333
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$225	(10,197)
Nucor Corp.	1.00%	Goldman Sachs International	12/20/16	$605	(18,702)
Alcoa, Inc.	5.00%	JPMorgan Chase & Co.	12/20/16	$605	76,259
Borgwarner, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$250	(7,163)
DOW Chemical Co.	1.00%	JPMorgan Chase & Co.	12/20/16	$605	(19,762)
Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$250	(8,300)
Total					$41,926

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$6,630	$(204,138)
Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$4,034	(174,416)
Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$743	(9,814)
Total					$(388,368)

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B+	$3,400	$(21,936)
Aramark Corp.	5.00%	Goldman Sachs Internatonal	3/20/16	B	$500	(4,478)
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B	$300	(5,011)
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B	$300	(3,016)
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$125	2,078
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B	$350	(7,417)
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B	$125	1,589
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	$500	(16,951)
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	$500	(21,002)
Ford Motor Co.	5.00%	JPMorgan Chase & Co.	12/20/16	BB+	$500	(15,817)
Total						$(91,961)

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 —unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$6,436,283	$510,318	$9,159,666	$16,106,267
Corporate Bonds	—	251,249,351	4,434,556	255,683,907
Floating Rate Loan Interests	—	34,564,801	9,415,267	43,980,068
Other Interests	95	—	1,491,930	1,492,025
Preferred Securities	1,379,594	5,014,319	352,582	6,746,495
Warrants	—	293,975	234	294,210
Short-Term Investments	175,453	—	—	175,453
Total	$7,991,425	$291,632,765	$24,854,235	$324,478,425

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$109,717	—	$109,717
Equity contracts	—	19,188	—	19,188
Foreign currency exchange contracts	—	471,863	—	471,863
Liabilities
Credit contracts	—	(526,184)	$(21,936)	(548,120)
Equity contracts	$(1,432,779)	(472,814)	—	(1,905,593)
Foreign currency exchange contracts	—	(52,500)	—	(52,500)
Total	$(1,432,779)	$(450,730)	$(21,936)	$(1,905,445)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	13

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments (Liabilities)	Total
Assets/Liabilities:
Balance, as of February 28, 2011	$719,326	$5,493,390	$10,323,930	$12,664	$463,230	$234	$(25,965)	$16,986,809
Accrued discounts/premiums	—	14,672	78,801	—	—	—	—	93,473
Net realized gain (loss)	5,353	(2,113,041)	(91,736)	—	—	—	—	(2,199,424)
Net change in unrealized appreciation/depreciation[2]	1,279,566	2,889,267	264,648	(97,886)	(110,648)	—	25,965	4,250,912
Purchases	7,420,192	633,487	1,671,221	1,577,152	—	—	—	11,302,052
Sales	(264,771)	(2,483,219)	(3,109,006)	—	—	—	—	(5,856,996)
Transfers in3	—	—	1,199,909	—	—	—	—	1,199,909
Transfers out[3]	—	—	(922,500)	—	—	—	—	(922,500)
Balance, as of November 30, 2011	$9,159,666	$4,434,556	$9,415,267	$1,491,930	$352,582	$234	$—	$24,854,235

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $117,454.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of February 28, 2011	$—
Accrued discounts/premiums	47,895
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	(21,936)
Purchases	—
Issuances[5]	(267,750)
Sales	—
Settlements[6]	219,855
Transfers in7	—
Transfers out[7]	—
Balance, as of November 30, 2011	$(21,936)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held on November 30, 2011 was $(21,936).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2011	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 23, 2012